Document And Entity Information In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Nov. 02, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	CARROLS RESTAURANT GROUP, INC.
Entity Central Index Key	0000809248
Current Fiscal Year End Date	--01-01
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Jan. 01, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		23,685,080
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes